Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Bank Premises and Equipment [Abstract]
Summary of Premises and Equipment
A summary of premises and equipment at December 31, 2024 and 2023 follows:

(dollars in thousands)
	2024	2023
Land	$2,651	$2,444
Buildings	37,103	36,347
Furniture, fixtures and equipment	64,059	62,902
Leasehold improvements	36,448	36,418
Total bank premises and equipment	140,261	138,111
Accumulated depreciation and amortization	(106,479)	(104,104)
Total	$33,782	$34,007